CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Share capital [1]	General Reserves [2]	Translation reserve	Retained earnings (deficit)	Total	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2019		$ 700.3	$ 1,105.4	$ (21.1)	$ (2,042.2)	$ (257.6)	$ 5.4	$ (252.2)
Profit for the year					518.0	518.0	6.2	524.2
Other comprehensive income for the year, net of tax				5.1	0.7	5.8	(1.1)	4.7
Transaction with an interested party, net of tax			0.6			0.6		0.6
Share-based compensation			0.5			0.5		0.5
Dividend to non-controlling interests in subsidiaries							(3.3)	(3.3)
Balance at the end at Dec. 31, 2020		700.3	1,106.5	(16.0)	(1,523.5)	267.3	7.2	274.5
Profit for the year					4,640.3	4,640.3	8.8	4,649.1
Other comprehensive income for the year, net of tax				(3.7)	0.2	(3.5)	(4.1)	(7.6)
Issuance of share capital, net of issuance costs		203.5				203.5		203.5
Exercise of options		19.4	(19.4)
Share-based compensation			20.8			20.8		20.8
Dividend to owners of the Company					(536.4)	(536.4)		(536.4)
Acquisition of subsidiary with non-controlling interest							0.3	0.3
Dividend to non-controlling interests in subsidiaries							(4.7)	(4.7)
Balance at the end (Adjustments) at Dec. 31, 2021		923.2	1,107.9	(19.7)	(2,577.3)	4,588.7	7.5	4,596.2
Balance at the end at Dec. 31, 2021		923.2	1,107.9	(19.7)	2,580.6	4,592.0	7.5	4,599.5
Initial application of amendment to IAS 37	[1]				(3.3)	(3.3)		(3.3)
Profit for the year					4,619.4	4,619.4	9.6	4,629.0
Other comprehensive income for the year, net of tax			(33.9)	(15.8)	(8.5)	(41.2)	(2.2)	(43.4)
Exercise of options		2.7	(2.7)
Share-based compensation			25.8			25.8		25.8
Dividend to owners of the Company					(3,303.3)	(3,303.3)		(3,303.3)
Acquisition of subsidiary with non-controlling interest			0.2			0.2	(0.2)
Dividend to non-controlling interests in subsidiaries							(8.4)	(8.4)
Balance at the end at Dec. 31, 2022		$ 925.9	$ 1,097.3	$ (35.5)	$ 3,901.9	$ 5,889.6	$ 6.3	$ 5,895.9

[1]	See Note 2(f).
[2]	Include reserves related to transactions with an interested party, share-based compensation and changes in fair value of investment instruments.